Shareholder Report, Holdings (Details)	Aug. 31, 2025
Columbia Overseas Core Fund - Class A | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Overseas Core Fund - Class A | AstraZeneca PLC, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Core Fund - Class A | Prosus NV, Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Core Fund - Class A | Northern Star Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Core Fund - Class A | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Overseas Core Fund - Class A | Sankyo Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Core Fund - Class A | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Core Fund - Class A | Ping An Insurance Group Co. of China Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Core Fund - Class A | Marks & Spencer Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Core Fund - Class A | Mitsubishi UFJ Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Overseas Core Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Overseas Core Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Overseas Core Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Overseas Core Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia Overseas Core Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Overseas Core Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Overseas Core Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Overseas Core Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Overseas Core Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Core Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Overseas Core Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Overseas Core Fund - Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Columbia Overseas Core Fund - Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Overseas Core Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Overseas Core Fund - Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Overseas Core Fund - Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Overseas Core Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Overseas Core Fund - Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Overseas Core Fund - Class A | GREECE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Overseas Core Fund - Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Overseas Core Fund - Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Overseas Core Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Columbia Overseas Core Fund - Institutional Class | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Overseas Core Fund - Institutional Class | AstraZeneca PLC, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Core Fund - Institutional Class | Prosus NV, Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Core Fund - Institutional Class | Northern Star Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Core Fund - Institutional Class | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Overseas Core Fund - Institutional Class | Sankyo Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Core Fund - Institutional Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Core Fund - Institutional Class | Ping An Insurance Group Co. of China Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Core Fund - Institutional Class | Marks & Spencer Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Core Fund - Institutional Class | Mitsubishi UFJ Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Overseas Core Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Overseas Core Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Overseas Core Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Overseas Core Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia Overseas Core Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Overseas Core Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Overseas Core Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Overseas Core Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Overseas Core Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Core Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Overseas Core Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Overseas Core Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Columbia Overseas Core Fund - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Overseas Core Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Overseas Core Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Overseas Core Fund - Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Overseas Core Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Overseas Core Fund - Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Overseas Core Fund - Institutional Class | GREECE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Overseas Core Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Overseas Core Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Overseas Core Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Columbia Overseas Core Fund - Institutional 2 Class | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Overseas Core Fund - Institutional 2 Class | AstraZeneca PLC, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Core Fund - Institutional 2 Class | Prosus NV, Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Core Fund - Institutional 2 Class | Northern Star Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Core Fund - Institutional 2 Class | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Overseas Core Fund - Institutional 2 Class | Sankyo Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Core Fund - Institutional 2 Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Core Fund - Institutional 2 Class | Ping An Insurance Group Co. of China Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Core Fund - Institutional 2 Class | Marks & Spencer Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Core Fund - Institutional 2 Class | Mitsubishi UFJ Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Overseas Core Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Overseas Core Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Overseas Core Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Overseas Core Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia Overseas Core Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Overseas Core Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Overseas Core Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Overseas Core Fund - Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Overseas Core Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Core Fund - Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Overseas Core Fund - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Overseas Core Fund - Institutional 2 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Columbia Overseas Core Fund - Institutional 2 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Overseas Core Fund - Institutional 2 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Overseas Core Fund - Institutional 2 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Overseas Core Fund - Institutional 2 Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Overseas Core Fund - Institutional 2 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Overseas Core Fund - Institutional 2 Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Overseas Core Fund - Institutional 2 Class | GREECE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Overseas Core Fund - Institutional 2 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Overseas Core Fund - Institutional 2 Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Overseas Core Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Columbia Overseas Core Fund - Institutional 3 Class | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Overseas Core Fund - Institutional 3 Class | AstraZeneca PLC, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Core Fund - Institutional 3 Class | Prosus NV, Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Core Fund - Institutional 3 Class | Northern Star Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Core Fund - Institutional 3 Class | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Overseas Core Fund - Institutional 3 Class | Sankyo Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Core Fund - Institutional 3 Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Core Fund - Institutional 3 Class | Ping An Insurance Group Co. of China Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Core Fund - Institutional 3 Class | Marks & Spencer Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Core Fund - Institutional 3 Class | Mitsubishi UFJ Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Overseas Core Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Overseas Core Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Overseas Core Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Overseas Core Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia Overseas Core Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Overseas Core Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Overseas Core Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Overseas Core Fund - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Overseas Core Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Core Fund - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Overseas Core Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Overseas Core Fund - Institutional 3 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Columbia Overseas Core Fund - Institutional 3 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Overseas Core Fund - Institutional 3 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Overseas Core Fund - Institutional 3 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Overseas Core Fund - Institutional 3 Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Overseas Core Fund - Institutional 3 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Overseas Core Fund - Institutional 3 Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Overseas Core Fund - Institutional 3 Class | GREECE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Overseas Core Fund - Institutional 3 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Overseas Core Fund - Institutional 3 Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Overseas Core Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%